Condensed Consolidated Statements of Changes In Deficiency - USD ($)		3 Months Ended			6 Months Ended				12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Beginning Balance		$ (1,426,000)	$ (40,000)		$ (2,430,000)		$ (37,000)		$ (37,000)		$ (33,000)
Beginning balance, shares		10,482,659
Issuance of shares to service providers		$ 80,000			80,000
Shares to be issued		28,000			28,000
Adjusting the amount of shares in light of issuance of Appyea shares			0	[1]				[2]
Net loss		(807,000)	(13,000)		(55,000)		(98,000)		(3,181,000)		(4,000)
Issuance of shares			218,000				299,000		299,000
Shares issued in the Reverse Merger									4,000
Share based compensation		256,000			508,000				485,000
Ending Balance		$ (1,869,000)	165,000		(1,869,000)		165,000		(2,430,000)		(37,000)
Preferred Stock [Member]
Beginning Balance
Beginning balance, shares		300,000	225,000		300,000	[3]	225,000	[3]	225,000	[3]	36,562	[3]
Issuance of shares to service providers
Shares to be issued
Adjusting the amount of shares in light of issuance of Appyea shares				[1]				[2]
Adjusting the amount of shares in light of issuance of Appyea shares, shares	[3]										188,438
Net loss
Issuance of shares
Issuance of shares, shares	[3]
Shares issued in the Reverse Merger
Shares issued in the reverse merger, shares	[3]								75,000
Share based compensation
Ending Balance
Ending balance, shares		300,000	225,000		300,000		225,000		300,000	[3]	225,000	[3]
Common Stock [Member]
Beginning Balance		$ 21,000	$ 6,000		$ 21,000		$ 6,000		$ 6,000		$ 6,000
Beginning balance, shares		218,246,326	74,929,483		218,246,326	[3]	63,109,055	[3]	63,109,055	[3]	59,628,919	[3]
Issuance of shares to service providers
Issuance of shares to service providers, shares		2,484,472			2,484,472
Shares to be issued
Adjusting the amount of shares in light of issuance of Appyea shares				[1]				[2]	$ 6,000
Adjusting the amount of shares in light of issuance of Appyea shares, shares			7,534,375	[1]			17,145,986	[2]	65,795,623	[3]	3,480,136	[3]
Net loss
Issuance of shares			$ 4,000				$ 4,000		$ 5,000
Issuance of shares, shares			43,482,139				45,690,956		45,690,956	[3]
Shares issued in the Reverse Merger									$ 4,000
Shares issued in the reverse merger, shares	[3]								43,650,692
Share based compensation
Ending Balance		$ 21,000	$ 10,000		$ 21,000		$ 10,000		$ 21,000		$ 6,000
Ending balance, shares		220,730,798	125,945,997		220,730,798		125,945,997		218,246,326	[3]	63,109,055	[3]
Shares To Be Issued [Member]
Beginning Balance
Shares to be issued		28,000			28,000
Net loss
Issuance of shares
Ending Balance		28,000			28,000
Additional Paid-in Capital [Member]
Beginning Balance		1,020,000	76,000		768,000		(5,000)		(5,000)		(5,000)
Issuance of shares to service providers		80,000			80,000
Adjusting the amount of shares in light of issuance of Appyea shares				[1]				[2]	(6,000)
Net loss
Issuance of shares			214,000				295,000		294,000
Share based compensation		256,000			508,000				485,000
Ending Balance		1,356,000	290,000		1,356,000		290,000		768,000		(5,000)
Retained Earnings [Member]
Beginning Balance		(2,453,000)	(110,000)		(3,205,000)		(26,000)		(26,000)		(22,000)
Issuance of shares to service providers
Shares to be issued
Adjusting the amount of shares in light of issuance of Appyea shares				[1]				[2]
Net loss		(807,000)	(13,000)		(55,000)		(98,000)		(3,179,000)		(4,000)
Issuance of shares
Shares issued in the Reverse Merger
Share based compensation
Ending Balance		(3,260,000)	(123,000)		(3,260,000)		(123,000)		(3,205,000)		(26,000)
Total [Member]
Beginning Balance		(1,412,000)	(28,000)		(2,416,000)		(25,000)		(25,000)		(21,000)
Issuance of shares to service providers		80,000			80,000
Shares to be issued		28,000			28,000
Adjusting the amount of shares in light of issuance of Appyea shares				[1]			0	[2]
Net loss		(807,000)	(13,000)		(55,000)		(98,000)		(3,179,000)		(4,000)
Issuance of shares			218,000				299,000		299,000
Shares issued in the Reverse Merger									4,000
Share based compensation		256,000			508,000				485,000
Ending Balance		(1,855,000)	177,000		(1,855,000)		177,000		(2,416,000)		(25,000)
Noncontrolling Interest [Member]
Beginning Balance		(14,000)	(12,000)		(14,000)		(12,000)		(12,000)		(12,000)
Issuance of shares to service providers
Shares to be issued
Adjusting the amount of shares in light of issuance of Appyea shares				[1]				[2]
Net loss									(2,000)
Issuance of shares
Shares issued in the Reverse Merger
Share based compensation
Ending Balance		$ (14,000)	$ (12,000)		$ (14,000)		$ (12,000)		$ (14,000)		$ (12,000)

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split, See Note 1.
[2]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1.
[3]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.